DEBT AND RELATED PARTY DEBT - bSpace Investments Limited Loan (Details)				1 Months Ended					3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 30, 2023 USD ($) shares	May 16, 2022 USD ($) EquityInstruments shares	Feb. 26, 2020 USD ($)	Aug. 31, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Mar. 15, 2023 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)
DEBT AND RELATED PARTY DEBT
Repayment premium (in percent)							150.00%
Threshold valuation floor used for conversion price per share														$ 110,000,000
Amount due												$ 18,673,000	$ 11,982,000
bSpace Investments Limited
DEBT AND RELATED PARTY DEBT
Number of shares purchased | shares		1,970,443
bSpace Investments Limited Loan
DEBT AND RELATED PARTY DEBT
Interest rate								11.00%		5.00%
Advisory rate (in percent)								2.00%
Prepayment make whole period (in years)								1 year
Amount of additional borrowings						$ 3,000,000	$ 3,000,000		$ 3,000,000		$ 3,500,000
Premium payable from the Change of Control			$ 100,000
Percentage of proceeds payable from the Change of Control			1.9095%
Repayment premium (in percent)							150.00%
Amount due										$ 90,500,000
Period for conversion (in days)		90 days
Amount retired		$ 20,000,000
Issuance of common stock for note conversions, shares | shares	36,918	58,972		58,972
Amount of forgiveness of debt		$ 59,000,000		$ 59,000,000
Amount of carrying amount reduced for conversion				$ 45,100,000
bSpace Investments Limited Loan | Conversion of debt within 90 days of agreement
DEBT AND RELATED PARTY DEBT
Amount of indebtedness would convert										$ 59,000,000
Number of shares to be converted | EquityInstruments		58,972
bSpace Investments Limited Loan | Conversion of debt prior to merger
DEBT AND RELATED PARTY DEBT
Amount of indebtedness would convert		$ 11,500,000
Number of shares to be converted		11,500
bSpace Investments Limited Loan, Tranche 1
DEBT AND RELATED PARTY DEBT
Loan amount								$ 25,000,000
Amount of indebtedness would convert	$ 1,500,000
bSpace Investments Limited Loan, Tranche 2
DEBT AND RELATED PARTY DEBT
Loan amount								$ 5,000,000
bSpace Investments Limited Loan, Tranche 3
DEBT AND RELATED PARTY DEBT
Loan amount			$ 2,000,000
Interest rate			5.50%
Advisory rate (in percent)			2.00%
Amount of additional borrowings			$ 1,000,000
bSpace Investments Limited Loan, Tranche 4
DEBT AND RELATED PARTY DEBT
Amount of additional borrowings					$ 3,000,000	$ 3,000,000